Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Income Portfolio℠
March 31, 2025
VIPIFFINC-NPRT1-0525
1.830283.119
Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,290,601	11,950,965
Fidelity International Bond Index Fund (a)	259,350	2,406,769
Fidelity Long-Term Treasury Bond Index Fund (a)	263,315	2,506,757
VIP High Income Portfolio - Investor Class (a)	196,078	921,565
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,225,802	30,548,346
TOTAL BOND FUNDS (Cost $50,624,154)		48,334,402

Domestic Equity Funds - 8.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	22,783	1,197,263
VIP Equity Income Portfolio - Investor Class (a)	36,184	976,965
VIP Growth & Income Portfolio - Investor Class (a)	44,593	1,338,237
VIP Growth Portfolio - Investor Class (a)	22,798	1,980,710
VIP Mid Cap Portfolio - Investor Class (a)	9,244	305,686
VIP Value Portfolio - Investor Class (a)	38,470	680,147
VIP Value Strategies Portfolio - Investor Class (a)	24,304	336,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,442,512)		6,815,859

International Equity Funds - 13.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	302,407	3,683,316
VIP Overseas Portfolio - Investor Class (a)	236,384	6,309,100
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,403,014)		9,992,416

Money Market Funds - 14.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $11,274,423)	4.14	11,274,423	11,274,423

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $72,744,103)	76,417,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	76,417,100

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	12,017,224	260,611	816,927	-	(33,062)	523,119	11,950,965	1,290,601
Fidelity International Bond Index Fund	2,429,057	49,498	66,614	-	(93)	(5,079)	2,406,769	259,350
Fidelity Long-Term Treasury Bond Index Fund	2,311,549	212,430	105,869	22,513	(1,363)	90,010	2,506,757	263,315
VIP Contrafund Portfolio - Investor Class	1,265,673	123,735	91,190	38,320	(6,150)	(94,805)	1,197,263	22,783
VIP Emerging Markets Portfolio - Investor Class	4,110,350	105,512	779,262	-	118,836	127,880	3,683,316	302,407
VIP Equity Income Portfolio - Investor Class	1,032,656	59,551	142,116	7,564	(7,376)	34,250	976,965	36,184
VIP Government Money Market Portfolio - Investor Class	11,794,889	348,662	869,128	117,080	-	-	11,274,423	11,274,423
VIP Growth & Income Portfolio - Investor Class	1,416,853	95,312	162,752	13,512	(8,607)	(2,569)	1,338,237	44,593
VIP Growth Portfolio - Investor Class	2,097,597	179,627	105,830	23,919	(13,175)	(177,509)	1,980,710	22,798
VIP High Income Portfolio - Investor Class	928,159	14,967	25,566	1,938	(2,284)	6,289	921,565	196,078
VIP Investment Grade Bond II Portfolio - Investor Class	30,023,772	827,250	1,144,673	6,526	(20,509)	862,506	30,548,346	3,225,802
VIP Mid Cap Portfolio - Investor Class	325,119	38,070	23,046	14,241	(1,580)	(32,877)	305,686	9,244
VIP Overseas Portfolio - Investor Class	5,665,206	565,377	213,242	65,090	(273)	292,032	6,309,100	236,384
VIP Value Portfolio - Investor Class	725,619	60,421	60,509	26,735	(5,113)	(40,271)	680,147	38,470
VIP Value Strategies Portfolio - Investor Class	360,651	29,012	19,413	6,401	(2,212)	(31,187)	336,851	24,304
	76,504,374	2,970,035	4,626,137	343,839	17,039	1,551,789	76,417,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.